Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Receivable, net
Accounts receivable	¥ 2,316,537	$ 326,277	¥ 2,532,823
Allowance for credit losses	(147,495)	(20,774)	(130,148)
Accounts receivable, net	¥ 2,169,042	$ 305,503	¥ 2,402,675